Columbia Minnesota Tax-Exempt Fund
Third Quarter Report
April 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Minnesota Tax-Exempt Fund, April 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Municipal Bonds 98.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 2.0%
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Senior Lien
Series 2016C
01/01/2046	5.000%	3,000,000	3,065,187
Subordinated Series 2019A
01/01/2049	5.000%	2,095,000	2,176,696
Minneapolis-St. Paul Metropolitan Airports Commission(a)
Refunding Revenue Bonds
Subordinated Series 2019B
01/01/2049	5.000%	3,000,000	3,036,263
Subordinated Series 2022B
01/01/2047	5.000%	2,100,000	2,155,814
Total			10,433,960
Assisted Living 0.5%
St. Cloud Housing & Redevelopment Authority(b)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	3.806%	3,000,000	2,340,029
Charter Schools 8.9%
City of Bethel
Refunding Revenue Bonds
Spectrum High School Project
Series 2017
07/01/2027	3.500%	1,215,000	1,169,948
07/01/2047	4.250%	1,000,000	833,847
07/01/2052	4.375%	2,255,000	1,857,307
City of Cologne
Revenue Bonds
Cologne Academy Charter School Project
Series 2014A
07/01/2034	5.000%	1,000,000	994,922
07/01/2045	5.000%	2,070,000	1,956,085
City of Deephaven
Refunding Revenue Bonds
Eagle Ridge Academy Project
Series 2015
07/01/2040	5.250%	400,000	400,636
07/01/2050	5.500%	1,500,000	1,500,204
Revenue Bonds
Seven Hills Preparatory Academy Project
Series 2017
10/01/2049	5.000%	1,700,000	1,465,723
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2036	5.000%	1,000,000	1,002,048
08/01/2050	5.375%	3,600,000	3,512,940
City of Independence
Revenue Bonds
Global Academy Charter Schools
Series 2021A
07/01/2041	4.000%	1,500,000	1,246,880
Global Academy Project
Series 2021A
07/01/2051	4.000%	1,400,000	1,073,019
07/01/2056	4.000%	1,080,000	805,529
Paladin Career & Technical High School
Series 2021
06/01/2056	4.000%	2,305,000	1,573,628
City of Minneapolis(c)
Revenue Bonds
Friendship Academy of the Arts
Series 2019
12/01/2052	5.250%	2,000,000	1,676,990
City of Minneapolis
Revenue Bonds
Hennepin Schools Project
Series 2021
07/01/2051	4.000%	3,585,000	2,479,578
07/01/2056	4.000%	1,170,000	779,671
Northeast College Prep Project
Series 2020A
07/01/2040	5.000%	435,000	384,542
07/01/2055	5.000%	1,410,000	1,114,270
City of Ramsey
Refunding Revenue Bonds
Pact Charter School Project
Series 2022A
06/01/2032	5.000%	3,000,000	3,010,028
City of Savage
Revenue Bonds
Aspen Academy
Series 2016A
10/01/2031	4.750%	1,000,000	962,206
City of Spring Lake Park
Revenue Bonds
Academy for Higher Learning Project
Series 2019
06/15/2049	5.000%	2,000,000	1,839,002
06/15/2054	5.000%	1,000,000	906,320

Columbia Minnesota Tax-Exempt Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Woodbury
Refunding Revenue Bonds
Charter School Lease
Series 2020
12/01/2040	4.000%	400,000	332,922
12/01/2050	4.000%	550,000	412,985
Revenue Bonds
Woodbury Leadership Project
Series 2021
07/01/2056	4.000%	1,725,000	1,184,247
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Higher Ground Academy Project
Series 2023
12/01/2057	5.500%	2,000,000	2,019,588
Hmong College Prep Academy Project
Series 2020
09/01/2055	5.000%	1,750,000	1,583,580
Hope Community Academy Project
Series 2015A
12/01/2043	5.000%	1,000,000	793,904
Nova Classical Academy Project
Series 2016
09/01/2036	4.000%	1,000,000	917,080
09/01/2047	4.125%	1,400,000	1,161,405
Series 2021
09/01/2026	2.000%	220,000	207,001
09/01/2031	4.000%	350,000	336,112
St. Paul Conservatory
Series 2013A
03/01/2028	4.000%	165,000	157,835
03/01/2043	4.625%	1,000,000	852,974
Township of Baytown
Refunding Revenue Bonds
Series 2016A
08/01/2041	4.000%	750,000	636,752
08/01/2046	4.250%	2,935,000	2,447,279
Total			45,588,987
Health Services 0.3%
City of Center City
Refunding Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2019
11/01/2041	4.000%	1,000,000	901,611
Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2014
11/01/2044	5.000%	500,000	500,557
Total			1,402,168
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 8.1%
City of Moorhead
Refunding Revenue Bonds
Concordia College Corp. Project
Series 2016
12/01/2034	5.000%	1,155,000	1,170,703
12/01/2040	5.000%	1,350,000	1,355,043
Minnesota Higher Education Facilities Authority
Refunding Revenue Bonds
Carleton College
Series 2017
03/01/2037	4.000%	500,000	503,296
03/01/2039	4.000%	500,000	499,116
03/01/2040	4.000%	1,000,000	990,384
03/01/2047	4.000%	2,500,000	2,396,300
College of St. Scholastica
Series 2019
12/01/2040	4.000%	1,200,000	1,051,078
Gustavus Adolphus College
Series 2017
10/01/2041	4.000%	3,000,000	2,872,331
Macalester College
Series 2017
03/01/2029	5.000%	150,000	157,707
03/01/2030	5.000%	175,000	184,447
03/01/2042	4.000%	900,000	888,301
03/01/2048	4.000%	600,000	559,460
Series 2021
03/01/2040	3.000%	365,000	307,598
03/01/2043	3.000%	325,000	259,453
St. Catherine University
Series 2018
10/01/2037	4.000%	580,000	542,964
10/01/2038	4.000%	920,000	850,080
10/01/2045	5.000%	2,500,000	2,474,830
St. Olaf College
8th Series 2015G
12/01/2031	5.000%	740,000	752,751
12/01/2032	5.000%	1,000,000	1,017,077
Series 2016-8N
10/01/2035	4.000%	500,000	503,878
University of St. Thomas
Series 2016-8-L
04/01/2035	5.000%	750,000	768,846
04/01/2039	4.000%	2,000,000	1,953,334
Series 2017A
10/01/2035	4.000%	800,000	808,940
10/01/2037	4.000%	750,000	751,470
Columbia Minnesota Tax-Exempt Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Carleton College
Series 2023
03/01/2053	5.000%	2,670,000	2,806,134
College of St. Benedict
Series 2016-8-K
03/01/2043	4.000%	1,000,000	873,088
College of St. Scholastica
Series 2012
12/01/2027	4.250%	280,000	279,251
12/01/2032	4.000%	350,000	338,723
St. Catherine University
Series 2023
10/01/2052	5.000%	1,415,000	1,352,455
St. John’s University
Series 2015-8-1
10/01/2031	5.000%	370,000	377,530
10/01/2032	5.000%	645,000	658,065
10/01/2033	5.000%	350,000	357,171
10/01/2034	5.000%	380,000	388,162
University of St. Thomas
Series 2019
10/01/2044	4.000%	2,750,000	2,641,711
Series 2022B
10/01/2052	5.000%	7,895,000	8,147,632
Total			41,839,309
Hospital 22.6%
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	363,774
05/01/2051	5.000%	1,500,000	1,031,025
City of Glencoe
Refunding Revenue Bonds
Glencoe Regional Health Services Project
Series 2013
04/01/2026	4.000%	500,000	490,566
04/01/2031	4.000%	1,450,000	1,406,610
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2037	4.000%	10,500,000	9,714,233
North Memorial Health Care
Series 2015
09/01/2032	5.000%	1,000,000	1,010,090
09/01/2035	4.000%	1,500,000	1,417,653
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Minneapolis
Refunding Revenue Bonds
Fairview Health Services
Series 2015A
11/15/2034	5.000%	4,000,000	4,042,674
11/15/2044	5.000%	6,475,000	6,496,978
Revenue Bonds
Allina Health System
Series 2023B (Mandatory Put 11/15/30)
11/15/2053	5.000%	3,500,000	3,765,020
Fairview Health Services
Series 2018A
11/15/2037	4.000%	7,000,000	6,545,913
11/15/2038	4.000%	1,130,000	1,043,423
City of Plato
Revenue Bonds
Glencoe Regional Health Services
Series 2017
04/01/2037	4.000%	1,810,000	1,685,338
04/01/2041	5.000%	675,000	679,473
City of Rochester
Refunding Revenue Bonds
Mayo Clinic
Series 2016B
11/15/2036	5.000%	5,500,000	6,470,446
Series 2022
11/15/2057	5.000%	13,000,000	13,823,345
City of Shakopee
Refunding Revenue Bonds
St. Francis Regional Medical Center
Series 2014
09/01/2034	5.000%	1,000,000	1,001,120
City of St. Cloud
Refunding Revenue Bonds
CentraCare Health System
Series 2016A
05/01/2037	4.000%	3,175,000	3,066,335
05/01/2046	5.000%	3,875,000	3,909,538
Series 2019
05/01/2048	5.000%	5,000,000	5,144,433
City of Wadena
Revenue Bonds
Wadena Cancer Center Project
Series 2024
12/01/2045	5.000%	1,900,000	1,990,185
County of Chippewa
Refunding Revenue Bonds
Montevideo Hospital Project
Series 2016
03/01/2037	4.000%	7,660,000	7,094,147

Columbia Minnesota Tax-Exempt Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	4.250%	3,000,000	2,854,234
02/15/2043	5.000%	1,615,000	1,644,410
02/15/2048	4.250%	1,000,000	935,499
02/15/2048	5.000%	1,300,000	1,316,304
02/15/2058	5.000%	6,000,000	6,046,352
St. Luke Hospital of Duluth
Series 2022
06/15/2037	4.000%	350,000	337,030
06/15/2038	4.000%	375,000	354,701
06/15/2039	4.000%	225,000	209,925
Revenue Bonds
St. Luke’s Hospital
Series 2022
06/15/2052	5.250%	2,420,000	2,475,169
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2036	4.000%	1,200,000	1,136,889
11/15/2037	4.000%	600,000	561,078
11/15/2043	4.000%	3,000,000	2,627,823
HealthPartners Obligation Group
Series 2015
07/01/2033	5.000%	3,000,000	3,030,439
07/01/2035	4.000%	10,630,000	10,487,016
Total			116,209,188
Joint Power Authority 3.6%
Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2014
10/01/2032	5.000%	250,000	251,172
10/01/2033	5.000%	250,000	251,162
Series 2014A
10/01/2035	5.000%	1,000,000	1,004,278
Northern Municipal Power Agency
Refunding Revenue Bonds
Series 2017
01/01/2034	5.000%	210,000	218,174
01/01/2035	5.000%	170,000	176,719
01/01/2036	5.000%	180,000	186,718
01/01/2041	5.000%	400,000	408,279
Southern Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/2041	5.000%	2,550,000	2,581,881
01/01/2046	5.000%	2,000,000	2,018,916
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2017A
01/01/2042	5.000%	1,000,000	1,046,060
Southern Minnesota Municipal Power Agency(d)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2026	0.000%	10,000,000	9,317,110
Western Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/2036	5.000%	1,000,000	1,015,182
Total			18,475,651
Local Appropriation 2.4%
Anoka-Hennepin Independent School District No. 11
Certificate of Participation
Series 2014A
02/01/2034	5.000%	1,700,000	1,700,889
Northeastern Metropolitan Intermediate School District No. 916
Certificate of Participation
Series 2015B
02/01/2034	5.000%	1,000,000	1,008,386
02/01/2042	4.000%	5,250,000	5,062,750
St. Paul Independent School District No. 625
Certificate of Participation
Series 2019 (School District Credit Enhancement Program)
02/01/2037	4.000%	515,000	527,177
02/01/2039	3.000%	565,000	483,614
Series 2020C
02/01/2040	2.500%	4,285,000	3,153,870
Zumbro Education District
Certificate of Participation
Series 2021A
02/01/2041	4.000%	635,000	560,312
Total			12,496,998
Local General Obligation 24.5%
Anoka-Hennepin Independent School District No. 11
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2045	3.000%	5,000,000	3,960,194
Becker Independent School District No. 726(d)
Unlimited General Obligation Bonds
Series 2022A
02/01/2037	0.000%	1,335,000	740,056
02/01/2038	0.000%	1,335,000	694,331
02/01/2039	0.000%	1,150,000	560,899
Columbia Minnesota Tax-Exempt Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Blooming Prairie Independent School District No. 756
Unlimited General Obligation Refunding Bonds
Series 2022A
02/01/2045	2.250%	1,375,000	895,049
Brainerd Independent School District No. 181
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2037	4.000%	9,800,000	9,919,890
Chisago Lakes Independent School District No. 2144
Unlimited General Obligation Bonds
Minnesota School District Credit Enhancement Program
Series 2017A
02/01/2030	4.000%	3,145,000	3,238,378
City of Elk River
Unlimited General Obligation Bonds
Series 2019A
12/01/2042	3.000%	1,755,000	1,429,536
City of Minneapolis
Unlimited General Obligation Bonds
Series 2022
12/01/2040	4.000%	4,440,000	4,529,022
City of Rosemount
Unlimited General Obligation Bonds
Series 2023A
02/01/2036	5.000%	1,575,000	1,778,178
Dilworth Glyndon Felton Independent School District No. 2164
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	3.000%	1,025,000	884,753
02/01/2040	3.000%	1,000,000	834,357
02/01/2041	3.000%	1,230,000	1,011,913
Duluth Independent School District No. 709(d)
Unlimited General Obligation Bonds
Series 2021C
02/01/2032	0.000%	1,080,000	753,619
02/01/2033	0.000%	1,075,000	712,544
Eden Prairie Independent School District No. 272
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2040	3.000%	3,000,000	2,544,012
Elk River Independent School District No. 728
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2034	2.000%	7,000,000	5,761,549
Gibbon Independent School District No. 2365
Unlimited General Obligation Bonds
Series 2023A
02/01/2048	5.000%	2,000,000	2,112,111
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hastings Independent School District No. 200(d)
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,305,000	955,171
02/01/2033	0.000%	2,140,000	1,497,027
Lac Qui Parle Valley Independent School District No. 2853
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.500%	2,525,000	1,906,226
Litchfield Independent School District No. 465
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	3.000%	2,260,000	1,919,329
MACCRAY Independent School District No. 2180
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	2.250%	2,525,000	1,922,988
02/01/2039	2.250%	2,580,000	1,900,113
Marshall Independent School District No. 413
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2039	3.000%	2,440,000	2,106,023
02/01/2040	3.000%	2,515,000	2,137,717
Metropolitan Council
Unlimited General Obligation Bonds
Minneapolis-Saint Paul Metropolitan Area
Series 2022
03/01/2042	4.000%	3,550,000	3,531,246
Moorhead Independent School District No. 152
Unlimited General Obligation Bonds
Series 2020A
02/01/2041	3.000%	5,600,000	4,654,651
Mounds View Independent School District No. 621
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2043	4.000%	6,455,000	6,381,474
North St. Paul-Maplewood-Oakdale Independent School District No. 622
Unlimited General Obligation Bonds
Series 2019A
02/01/2042	3.000%	7,050,000	5,735,893
Norwood Young America Independent School District No. 108
Unlimited General Obligation Bonds
Series 2022A
02/01/2045	2.250%	1,600,000	1,032,503
Richfield Independent School District No. 280
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2040	4.000%	5,000,000	5,002,752

Columbia Minnesota Tax-Exempt Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Roseville Independent School District No. 623
Unlimited General Obligation Bonds
School Building
Series 2018A
02/01/2038	4.000%	10,000,000	10,105,928
Russell Tyler Ruthton Independent School District No. 2902
Unlimited General Obligation Bonds
Series 2019A (School District Credit Enhancement Program)
02/01/2035	3.000%	1,950,000	1,831,218
02/01/2036	3.000%	1,000,000	935,510
02/01/2037	3.000%	1,035,000	937,276
Sartell-St. Stephen Independent School District No. 748(d)
Unlimited General Obligation Bonds
School Building
Series 2016B (School District Credit Enhancement Program)
02/01/2032	0.000%	1,565,000	1,105,362
02/01/2033	0.000%	2,585,000	1,739,985
02/01/2034	0.000%	1,500,000	961,675
Sauk Rapids-Rice Independent School District No. 47
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.625%	2,250,000	1,733,414
South Washington County Independent School District No. 833
Unlimited General Obligation Refunding Bonds
Series 2024A
02/01/2038	5.000%	5,000,000	5,501,283
02/01/2044	4.000%	3,000,000	2,895,429
Stillwater Independent School District No. 834
Unlimited General Obligation Refunding Bonds
Series 2024A
02/01/2042	4.000%	6,960,000	6,992,542
02/01/2043	4.000%	2,275,000	2,277,187
Watertown-Mayer Independent School District No. 111(d)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2020A
02/01/2035	0.000%	2,420,000	1,527,885
02/01/2039	0.000%	2,175,000	1,073,118
Worthington Independent School District No. 518
Unlimited General Obligation Bonds
Series 2020A
02/01/2035	3.000%	700,000	629,672
02/01/2036	3.000%	470,000	421,052
02/01/2037	3.000%	500,000	445,092
02/01/2038	3.000%	1,000,000	873,872
02/01/2039	3.000%	1,000,000	864,447
Total			125,895,451
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multi-Family 3.8%
Anoka Housing & Redevelopment Authority
Revenue Bonds
Woodland Park Apartments Project
Series 2011A
04/01/2027	5.000%	2,500,000	2,502,396
City of Coon Rapids
Revenue Bonds
Mississippi View Apartments Project
Series 2023 (FNMA)
12/01/2039	5.600%	1,747,510	1,830,178
City of Crystal
Revenue Bonds
Crystal Leased Housing Association
Series 2014
06/01/2031	5.250%	2,500,000	2,486,761
City of Minneapolis
Revenue Bonds
14th and Central Project
Series 2020A (FNMA)
02/01/2038	2.350%	4,630,336	3,536,029
City of St. Anthony
Revenue Bonds
Multifamily Housing Landings Silver Lake Village
Series 2013
12/01/2030	6.000%	3,000,000	3,000,421
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
848 Payne Ave. Apartments Green Bonds
Series 2020
06/01/2038	2.330%	4,948,130	3,759,304
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2045	5.500%	2,500,000	2,420,865
Total			19,535,954
Municipal Power 1.0%
City of Rochester Electric Utility
Refunding Revenue Bonds
Series 2015E
12/01/2028	4.000%	950,000	961,539
Guam Power Authority(e)
Refunding Revenue Bonds
Series 2022A
10/01/2044	5.000%	3,000,000	3,028,085
Columbia Minnesota Tax-Exempt Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Electric Power Authority(e),(f)
Revenue Bonds
Series 2012A
07/01/2042	0.000%	5,050,000	1,325,625
Total			5,315,249
Nursing Home 2.5%
City of Chatfield
Refunding Revenue Bonds
Chosen Valley Care Center
Series 2019
09/01/2044	5.000%	500,000	419,469
09/01/2052	5.000%	1,500,000	1,184,419
City of Oak Park Heights
Refunding Revenue Bonds
Boutwells Landing Care Center
Series 2013
08/01/2025	5.250%	1,125,000	1,117,685
Dakota County Community Development Agency
Revenue Bonds
Ebenezer Ridges Care Center TCU Project
Series 2014S
09/01/2046	5.000%	2,000,000	1,553,193
Duluth Economic Development Authority
Revenue Bonds
Benedictine Health System
Series 2021
07/01/2031	4.000%	1,625,000	1,501,250
Housing & Redevelopment Authority of The City of St. Paul(c)
Refunding Revenue Bonds
Episcopal Homes Obligation Group
Series 2021
11/01/2042	4.000%	1,000,000	809,186
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Episcopal Homes Project
Series 2013
05/01/2038	5.000%	1,200,000	1,065,519
05/01/2048	5.125%	6,250,000	5,147,235
Total			12,797,956
Other Bond Issue 0.8%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
08/01/2032	3.000%	500,000	470,873
08/01/2033	3.000%	500,000	467,834
08/01/2034	3.125%	850,000	795,094
08/01/2035	3.125%	800,000	744,165
Series 2020A
12/01/2036	5.000%	1,580,000	1,621,791
Total			4,099,757
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Utility 1.0%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
10/01/2031	4.000%	875,000	890,526
10/01/2032	4.000%	800,000	812,833
10/01/2033	4.000%	655,000	664,931
Series 2017B
10/01/2037	4.000%	800,000	800,048
St. Paul Port Authority
Revenue Bonds
Series 2017-3
10/01/2042	4.000%	1,360,000	1,244,024
St. Paul Port Authority(a)
Revenue Bonds
Series 2017-4
10/01/2040	4.000%	1,000,000	886,317
Total			5,298,679
Pool / Bond Bank 0.5%
Minnesota Rural Water Finance Authority, Inc.
Revenue Notes
Public Projects Construction
Series 2023
04/01/2025	4.375%	2,420,000	2,420,081
Refunded / Escrowed 1.1%
Centennial Independent School District No. 12(d)
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Series 2015A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,225,000	908,535
02/01/2033	0.000%	750,000	531,834
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2027	5.000%	2,500,000	2,548,187
11/15/2044	5.000%	1,000,000	1,019,275
St. Francis Independent School District No. 15
Prerefunded 06/11/24 Unlimited General Obligation Bonds
Series 2018A
01/31/2033	4.000%	450,000	449,956
Total			5,457,787
Retirement Communities 5.8%
City of Anoka
Refunding Revenue Bonds
Homestead at Anoka, Inc. Project
Series 2017
11/01/2035	4.750%	1,000,000	911,211
11/01/2046	5.000%	1,500,000	1,283,179

Columbia Minnesota Tax-Exempt Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Apple Valley
Refunding Revenue Bonds
Apple Valley Senior Housing
Series 2018
09/01/2053	4.500%	3,000,000	2,644,607
Revenue Bonds
Orchard Path Phase II Project
Series 2021
09/01/2051	4.000%	500,000	407,931
09/01/2061	4.000%	870,000	666,210
City of Bethel Housing and Health Care Facilities
Refunding Revenue Bonds
Ecumen Obligated Group
Series 2024
03/01/2054	6.250%	1,250,000	1,204,144
City of Cloquet
Refunding Revenue Bonds
HADC Cloquet LLC Project
Series 2021
08/01/2041	4.000%	500,000	380,482
08/01/2048	4.000%	500,000	347,960
City of Maple Plain
Revenue Bonds
Haven Homes, Inc. Project
Series 2019
07/01/2057	4.650%	1,250,000	1,002,218
City of Moorhead
Refunding Revenue Bonds
Evercare Senior Living LLC
Series 2012
09/01/2037	5.125%	1,000,000	857,737
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2041	4.250%	5,000,000	4,513,177
10/01/2047	5.000%	2,000,000	1,946,109
City of Red Wing
Revenue Bonds
Benedictine Living Community
Series 2018
08/01/2047	5.000%	1,500,000	1,215,058
08/01/2053	5.000%	600,000	468,588
City of Rochester
Revenue Bonds
Homestead Rochester, Inc. Project
Series 2015
12/01/2049	5.000%	2,400,000	1,846,114
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Sartell
Refunding Revenue Bonds
Country Manor Campus LLC
Series 2017
09/01/2042	4.500%	2,000,000	1,700,710
09/01/2042	5.000%	875,000	797,478
City of St. Joseph
Revenue Bonds
Woodcrest of Country Manor Project
Series 2019
07/01/2055	5.000%	1,500,000	1,217,814
City of St. Paul Park
Refunding Revenue Bonds
Presbyterian Homes Bloomington
Series 2017
09/01/2036	4.200%	275,000	256,600
09/01/2037	4.250%	300,000	278,280
09/01/2042	5.000%	1,000,000	973,020
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2033	5.000%	150,000	152,088
08/01/2034	5.000%	125,000	126,606
08/01/2035	5.000%	140,000	141,709
08/01/2054	5.000%	1,625,000	1,580,426
Dakota County Community Development Agency(c)
Refunding Revenue Bonds
Walker Highviews Hills LLC
Series 2016
08/01/2051	5.000%	1,500,000	1,368,995
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2049	5.250%	2,000,000	1,776,405
Total			30,064,856
Sales Tax 1.0%
Commonwealth of Puerto Rico(d),(e)
Revenue Notes
Series 2022
11/01/2051	0.000%	1,122,856	673,714
Subordinated Series 2022
11/01/2043	0.000%	820,743	488,342
Puerto Rico Sales Tax Financing Corp.(d),(e)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	2,501,000	779,872
07/01/2051	0.000%	10,000,000	2,280,143
Columbia Minnesota Tax-Exempt Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Sales Tax Financing Corp.(e)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	1,000,000	995,869
Total			5,217,940
Single Family 4.7%
Minneapolis/St. Paul Housing Finance Board
Mortgage-Backed Revenue Bonds
City Living
Series 2011A (GNMA)
12/01/2027	4.450%	60,000	59,660
Minnesota Housing Finance Agency
Refunding Revenue Bonds
Series 2021D (GNMA)
07/01/2041	2.200%	1,680,000	1,186,206
Revenue Bonds
Mortgage-Backed Securities Pass-Through Program
Series 2019 (GNMA)
03/01/2049	3.450%	549,490	503,016
06/01/2049	3.150%	728,480	651,129
Series 2016 (GNMA / FNMA)
02/01/2046	2.950%	1,832,414	1,630,034
Series 2019F
07/01/2044	2.750%	1,385,000	1,019,390
Series 2020B (GNMA)
01/01/2044	2.800%	2,605,000	1,945,348
Series 2020E (GNMA)
07/01/2044	2.700%	1,295,000	943,161
Series 2021B (GNMA)
07/01/2046	2.450%	2,510,000	1,671,389
07/01/2051	2.500%	3,445,000	2,253,549
Social Bonds
Series 2021F
07/01/2046	2.400%	4,380,000	2,881,717
Series 2021H
01/01/2046	2.550%	2,715,000	1,876,006
Series 2022A (GNMA)
07/01/2042	2.750%	2,230,000	1,724,759
Series 2023B (GNMA)
07/01/2043	4.300%	2,900,000	2,811,794
Series 2023D (GNMA)
07/01/2043	4.500%	3,015,000	3,035,557
Total			24,192,715
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 3.0%
State of Minnesota
Unlimited General Obligation Bonds
Series 2018A
08/01/2038	5.000%	1,400,000	1,494,242
Series 2021B
09/01/2040	2.000%	5,000,000	3,388,964
Series 2022
08/01/2041	5.000%	1,000,000	1,105,701
Series 2023A
08/01/2041	5.000%	2,000,000	2,228,740
Series 2023B
08/01/2043	4.000%	7,000,000	7,029,361
Total			15,247,008
Student Loan 0.7%
Minnesota Office of Higher Education(a)
Refunding Revenue Bonds
Series 2020
11/01/2038	2.650%	1,605,000	1,385,814
Supplemental Student Loan Program
Series 2023
11/01/2042	4.000%	2,300,000	2,136,967
Total			3,522,781
Total Municipal Bonds (Cost $561,387,195)			507,852,504

Money Market Funds 0.1%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.515%(g)	270,219	270,246
Total Money Market Funds (Cost $270,219)		270,246
Total Investments in Securities (Cost: $561,657,414)		508,122,750
Other Assets & Liabilities, Net		5,780,034
Net Assets		513,902,784
At April 30, 2024, securities and/or cash totaling $354,875 were pledged as collateral.

Columbia Minnesota Tax-Exempt Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2024 (Unaudited)
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(167)	06/2024	USD	(17,942,063)	48,490	—
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2024.

(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2024, the total value of these securities amounted to $3,855,171, which represents 0.75% of total net assets.

(d)	Zero coupon bond.
(e)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2024, the total value of these securities amounted to $9,571,650, which represents 1.86% of total net assets.

(f)	Represents a security in default.
(g)	The rate shown is the seven-day current annualized yield at April 30, 2024.
Abbreviation Legend
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Minnesota Tax-Exempt Fund  | Third Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT199_07_P01_(06/24)